Provisions for expected credit losses - Movement in provision for ECL on loans and credit commitments (Details) - Loans and credit commitments - Provisions for ECL on loans and credit commitments - AUD ($)
$ in Millions
	6 Months Ended
	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Provisions for expected credit losses
Balance at the beginning of the period	$ 6,132	$ 5,766	$ 3,913
Business activity during the period	(226)	11	184
Net remeasurement of provision for ECL	(9)	1,016	2,140
Write-offs	(431)	(633)	(537)
Exchange rate and other adjustments	16	(28)	66
Balance at the end of the period	5,482	6,132	5,766
Collectively assessed
Provisions for expected credit losses
Balance at the beginning of the period	5,521	5,160
Balance at the end of the period	4,918	5,521	5,160
Individually assessed
Provisions for expected credit losses
Balance at the beginning of the period	611	606
Balance at the end of the period	564	611	606
Performing - Stage 1
Provisions for expected credit losses
Balance at the beginning of the period	1,084	1,181	884
Transfers to Stage 1	695	978	600
Transfers to Stage 2	(112)	(214)	(131)
Transfers to Stage 3	(3)	(5)	(2)
Business activity during the period	52	92	120
Net remeasurement of provision for ECL	(689)	(936)	(297)
Exchange rate and other adjustments	(5)	(12)	7
Balance at the end of the period	1,022	1,084	1,181
Performing - Stage 2
Provisions for expected credit losses
Balance at the beginning of the period	2,875	2,878	1,674
Transfers to Stage 1	(662)	(945)	(583)
Transfers to Stage 2	719	695	466
Transfers to Stage 3	(244)	(621)	(334)
Business activity during the period	(107)	(54)	114
Net remeasurement of provision for ECL	(8)	948	1,526
Exchange rate and other adjustments	(5)	(26)	15
Balance at the end of the period	2,568	2,875	2,878
Non-performing - Stage 3
Provisions for expected credit losses
Balance at the beginning of the period	2,173	1,707	1,355
Transfers to Stage 1	(33)	(33)	(17)
Transfers to Stage 2	(607)	(481)	(335)
Transfers to Stage 3	247	626	336
Business activity during the period	(171)	(27)	(50)
Net remeasurement of provision for ECL	688	1,004	911
Write-offs	(431)	(633)	(537)
Exchange rate and other adjustments	26	10	44
Balance at the end of the period	$ 1,892	$ 2,173	$ 1,707